Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent Events

23. Subsequent Events

On January 26, 2022, the board of directors of GasLog Partners approved and declared a quarterly cash distribution, with respect to the quarter ended December 31, 2021, of $0.01 per unit. The cash distribution was paid on February 10, 2022, to all common unitholders of record as of February 7, 2022. The aggregate amount of the declared distribution was $522.

On February 25, 2022, the board of directors of GasLog Partners approved and declared a distribution on the Series A Preference Units of $0.5390625 per preference unit, a distribution on the Series B Preference Units of $0.5125 per preference unit and a distribution on the Series C Preference Units of $0.53125 per preference unit. The cash distributions are payable on March 15, 2022 to all unitholders of record as of March 8, 2022.

During the period from January 1, 2022 through March 1, 2022, GasLog Partners repurchased and cancelled an additional 107,245 Series B Preference Units and 42,390 Series C Preference Units at a weighted average price of $25.36 per preference unit for both series, under its preference unit repurchase programme.